Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company evaluated of events and transactions for potential recognition or disclosure through the date of this report. The Company is not aware of any material subsequent event other than the item below.

As of July 29, 2024, the Company closed a private placement of (a) 14,907,000 Class A ordinary shares, par value $0.0001 per share, and (b) warrants to purchase up to 14,907,000 Class A ordinary shares (the “Private Placement”) pursuant to the Securities Purchase Agreement dated June 11, 2024, between the Company and the purchasers. The warrants are exercisable upon issuance with a term of two years at $0.55 per share. The warrants also contain a cashless exercise provision. The Company issued the Class A ordinary shares at $0.55 per share and the warrants for nominal consideration. In connection with the Private Placement, the Company collected $8,200,000 from the purchasers in June 2024 to purchase Class A ordinary shares and filed a registration statement on August 22, 2024 to register the resale of the Class A ordinary shares issued and Class A ordinary shares to be issued upon exercise of the warrants.

On September 4, 2024, the Company filed a registration statement on Form F-1 with the Securities and Exchange Commission for offering a minimum of $8,000,000 of Class A ordinary shares, par value $0.0001 per share and a maximum of $20,000,000 of Class A Ordinary Shares of Hitek Global Inc.